Warrants - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 31, 2021	Dec. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2021
Class of Warrant or Right [Line Items]
Gain of change in fair value of derivative warrant liabilities	$ 3,749		$ 3,749	$ 0
Public warrants
Class of Warrant or Right [Line Items]
Number of shares purchased by each warrant (in shares)	1		1
Warrant exercise price (in dollars per share)	$ 11.50		$ 11.50		$ 11.50
Warrants outstanding, term		5 years
Public warrants | Warrant Redemption Scenario One
Class of Warrant or Right [Line Items]
Share price for warrant redemption (in dollars per share)	18.00		18.00
Warrant redemption price (in dollars per share)	0.01		$ 0.01
Notice period for redemption of warrants			30 days
Threshold trading days for warrant redemption			20 days
Threshold consecutive trading days for warrant redemption			30 days
Public warrants | Warrant Redemption Scenario Two
Class of Warrant or Right [Line Items]
Share price for warrant redemption (in dollars per share)	10.00		$ 10.00
Warrant redemption price (in dollars per share)	0.10		$ 0.10
Notice period for redemption of warrants			30 days
Private warrants
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share)					$ 11.50
Share price for warrant redemption (in dollars per share)	10.00		$ 10.00
Third-Party PIPE Investor Warrant
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share)	$ 10.00		$ 10.00
Warrants outstanding, term		5 years
Number of shares purchased (in shares)	500,000		500,000
Adjustments to additional paid in capital		$ 2,300